Exceptional items	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Exceptional items
8.	Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company´s financial information.
The exceptional items included in the income statement are as follows:

Million US dollar	2021	2020	2019
COVID-19 costs	(105)	(182)	—
Restructuring	(172)	(157)	(170)
Business and asset disposal (including impairment losses)	(247)	(239)	(50)
Acquisition costs business combinations	(17)	(25)	(23)
Zenzele Kabili costs	(72)	—	—
Impairment of goodwill	—	(2 500)	—
Brazil State tax regularization program	—	—	(74)
Cost related to public offering of minority stake in Budweiser APAC	—	—	(6)

Impact on profit from operations	(614)	(3 103)	(323)

Gain on divestiture of Australia (discontinued operations)	—	1 919	—

Impact on profit	(614)	(1 184)	(323)

COVID-19
costs amount to (105)m US dollar for the year ended 31 December 2021 (31 December 2020: (182)m US dollar). These expenses mainly comprise costs related to personal protection equipment for the company’s employees, charitable donations and other costs incurred as a direct consequence of the
COVID-19
pandemic.
The exceptional restructuring charges for the year ended 31 December 2021 total (172)m US dollar (31 December 2020: (157)m US dollar; 31 December 2019: (170)m US dollar). These charges primarily relate to organizational alignments. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time
expenses provide the company with a lower cost base and bring a stronger focus to AB InBev’s core activities, quicker decision-making and improvements to efficiency, service and quality.
Business and asset disposals (including impairment losses) amount to (247)m US dollar for the year ended 31 December 2021, mainly comprising (258)m US dollar of non-cash
impairment charge associated with Bedford Systems, a joint venture with Keurig Dr. Pepper, following the announcement of the cessation of the business in December 2021, that was partially offset with gains incurred in relation to disposals completed in the first half of 2021. Business and asset disposals (including impairment losses) amounted to (239)m US dollar for the year ended 31 December 2020, mainly comprising impairment of tangible assets classified as held for sale as of 31 December 2020, intangible assets sold in 2020 and other intangibles. Business and asset disposals (including impairment losses) amounted to (50)m US dollar for the year ended 31 December 2019, mainly comprising of costs incurred in relation to the completion of 2018 disposals.
The acquisition costs of business combinations amount to (17)m US dollar for the year ended 31 December 2021, mainly comprising costs incurred in relation to the company’s joint venture partnerships. The acquisition costs of business combinations amounted to (25)m US dollar for the year ended 31 December 2020 and mainly related to the acquisition of Craft Brew Alliance The acquisition costs of business combinations amounted to (23)m US dollar for the year ended 31 December 2019 and primarily related to costs incurred to facilitate the combination with SAB.
In May 2021, the company set up a new broad-based black economic empowerment
(“B-BBEE”)
scheme (the “Zenzele Kabili scheme”) and reported (72)m US dollar in exceptional items mainly representing the IFRS 2 cost related to the grant of shares to qualifying SAB retailers and employees participating to the Zenzele Kabili scheme. For more details, refer to Note 22
Changes in equity and earnings per share
.
In 2019, Ambev made a payment of (74)m US dollar to the State of Mato Grosso in relation to the Special Value-added Tax (ICMS) Amnesty Program in Brazil in accordance with the Brazilian State Tax Regularization Program.
For the year ended 31 December 2019, the company incurred (117)m US dollar of fees related to the initial public offering of a minority stake of its Asia Pacific subsidiary, Budweiser APAC, of which (6)m US dollar were reported in the income statement and (111)m US dollar were capitalized in equity. In addition, AB InBev also reported (58)m US dollar stamp duties in equity that are directly attributable to the public offering of Budweiser APAC.
In the second quarter of 2020, the company recognized (2 500)m US dollar of goodwill impairment for its South Africa and Rest of Africa cash-generating units – see Note 14
Goodwill
for further details.
On 1 June 2020, the company completed the previously announced sale of CUB to Asahi resulting in a net exceptional gain of 1 919m US dollar reported in discontinued operations. For more details, refer to Note 21
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
.
The company incurred an exceptional net finance cost of (806)m US dollar for the year ended 31 December 2021 (31 December 2020: net finance cost of (1 738)m US dollar; 31 December 2019: net finance income of 882m US dollar) – see Note 11
Finance cost and income
.
All the amounts referenced above are before income taxes. The exceptional income taxes amounted to 346m US dollar (decrease of income taxes) for the year ended 31 December 2021 (31 December 2020: decrease of income taxes by 155m US dollar; 31 December 2019: increase of income taxes by 6m US dollar).
Non-controlling
interest on the exceptional items amounts to 20m US dollar for the year ended 31 December 2021 (31 December 2020: 228m US dollar; 31 December 2019: 108m US dollar).